Schedule of Selling, General and Administrative Expenses with Related Parties (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Clustar, Inc. [Member]
Related Party Transaction [Line Items]
Advertising expenses		¥ 2,190
Samulion Factory, Inc. [Member]
Related Party Transaction [Line Items]
Provision of consulting services		¥ 9,786	¥ 2,036